Summary of Significant Accounting Policies (Details) - USD ($)			6 Months Ended
	Jun. 30, 2025	Jun. 14, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Gross proceeds form IPO			$ 9,778,479
Impairment of long-lived assets
Right of use assets			128,086		$ 160,708
Lease liability			$ 128,086		160,708
Salvage value, percentage			0.00%
Deferred offering costs			$ 0		883,293
Contract with a customer amortization period			1 year
Contract assets, net			$ 10,174		197,165
Contract liabilities			451,907		$ 200,911	$ 196,515
Retirement benefits			$ 19,848	$ 18,203
Hong Kong, Dollars
Summary of Significant Accounting Policies [Line Items]
Percentage of prime rate			5.50%	5.88%
Grande Securities [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest			49.00%
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Number of shares issued during IPO (in Shares)	1,875,000		1,875,000
Common stock par value (in Dollars per share)	$ 0.00001
Offering price per share (in Dollars per share)	$ 5
Gross proceeds form IPO	$ 9,375,000
Net proceeds from IPO		$ 8,621,139
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Number of shares issued during IPO (in Shares)		281,250	281,250
Offering price per share (in Dollars per share)		$ 5
Gross proceeds form IPO		$ 10,781,250	$ 10,781,250
General Advisory Services [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of initial deposit			42.00%
Percentage of initial deposit in average contract price			39.00%
IPO Sponsorship Services [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of initial deposit			21.00%
Percentage of initial deposit in average contract price			24.00%
Independent Financial Advisory Services [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of initial deposit			39.00%
Percentage of initial deposit in average contract price			21.00%